Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales	kr 271,546	kr 232,314	kr 232,390
Non-current assets, total	138,257	68,031	66,244
Networks [member]
Disclosure of geographical areas [line items]
Net sales	193,468	167,838	165,978
Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	60,524	56,224	59,597
Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	15,380	6,236	4,792
Other [Member]
Disclosure of geographical areas [line items]
Net sales	2,174	2,016	2,023
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	32,951	28,829	30,048
Non-current assets, total	999	1,010	812
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	23,695	20,299	21,464
South East Asia, Oceania and India [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	9,179	8,493	8,547
South East Asia, Oceania and India [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	77	37	37
South East Asia, Oceania and India [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	26,733	29,121	33,334
Non-current assets, total	3,385	2,700	2,648
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	22,488	24,464	27,120
North East Asia [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	4,015	4,405	5,955
North East Asia [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	230	252	259
North East Asia [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
North America [member]
Disclosure of geographical areas [line items]
Net sales	95,394	77,456	73,775
Non-current assets, total	41,065	11,971	12,749
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	81,917	66,464	62,199
North America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	13,362	10,913	11,508
North America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	115	79	68
North America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	66,790	60,272	55,745
Non-current assets, total	93,612	52,141	49,895
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	44,644	38,671	33,257
Europe and Latin America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	21,638	21,181	22,116
Europe and Latin America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	508	420	372
Europe and Latin America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	22,571	20,785	23,298
Non-current assets, total	(804)	209	140
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	11,707	10,743	13,281
Middle East and Africa [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	10,472	9,726	9,676
Middle East and Africa [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	392	316	341
Middle East and Africa [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	27,107	15,851	16,190
Non-current assets, total	0	0	0
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	9,017	7,197	8,657
Other regions [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	1,858	1,506	1,795
Other regions [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	14,058	5,132	3,715
Other regions [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	2,174	2,016	2,023
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	3,239	2,349	1,123
Non-current assets, total	88,057	45,997	43,627
European union [Member]
Disclosure of geographical areas [line items]
Net sales	35,859	31,307	29,501
Non-current assets, total	92,167	50,428	48,133
US [member]
Disclosure of geographical areas [line items]
Net sales	109,709	79,896	77,835
Non-current assets, total	39,906	10,749	11,533
China [member]
Disclosure of geographical areas [line items]
Net sales	10,523	10,078	18,745
Non-current assets, total	2,068	2,202	2,136
JAPAN
Disclosure of geographical areas [line items]
Net sales	9,965	13,678	12,150
Non-current assets, total	187	261	272
INDIA
Disclosure of geographical areas [line items]
Net sales	10,957	7,482	6,970
Non-current assets, total	kr 519	kr 484	kr 407